Annual Fund Operating Expenses (Vanguard Target Retirement 2060 Fund - Investor Shares, Vanguard Target Retirement 2060 Fund)	0 Months Ended
Jan. 19, 2012
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18% [1]

[1]	Based on estimated amounts for the current fiscal year.